Note 12 - Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 12. Quarterly Financial Data (Unaudited)

	Fiscal Year Ended March 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$3,652	$3,968	$4,507	$4,981	$17,108
Gross profit	$1,080	$1,195	$1,378	$845	$4,498
Net loss	$(2,434)	$(1,323)	$(1,562)	$(2,395)	$(7,714)
Net loss per common share - basic and diluted	$(0.05)	$(0.03)	$(0.03)	$(0.05)	$(0.17)
	Fiscal Year Ended March 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$3,396	$3,739	$3,952	$4,200	$15,287
Gross profit	$913	$1,070	$1,132	$1,227	$4,342
Net loss	$(2,647)	$(4,264)	$(1,577)	$(2,069)	$(10,557)
Net loss per common share - basic and diluted	$(0.06)	$(0.09)	$(0.03)	$(0.04)	$(0.23)